Borrowings and financial liabilities -Convertible notes to NEGMA (Details) € in Thousands						12 Months Ended
	Apr. 03, 2020 shares	Dec. 31, 2019 EUR (€) shares	Dec. 30, 2019	Aug. 21, 2019 EUR (€) shares	Jul. 10, 2015 shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Apr. 30, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Balance at beginning of period						€ 23,561
Balance at end of period		€ 23,561				€ 17,080	€ 23,561
Amount of agreement								€ 24,000
Number of warrants attached to bonds | shares	7,475,708				270,414	7,475,708
Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Balance at beginning of period						€ 1,699
Proceeds received							4,500
Warrants ("BSA"') discount							(75)
Derivative instruments							(1,184)
Transaction costs							(300)
Fair value of financial liabilities						(181)	391
Change in fair value of financial liabilities upon conversion							(210)
Amortized costs						562	996
Conversion						(680)	(2,420)
Balance at end of period		€ 1,699				€ 1,400	€ 1,699
Amount of agreement				€ 24,000
Tranche 1
Disclosure of financial liabilities [line items]
Number of ORNANE issued				300
Commitment fee, in ORNANE				30
Number of warrants attached to bonds | shares				585,936
Proceeds from issuance of ORNANE				€ 3,000
Tranche 2
Disclosure of financial liabilities [line items]
Number of ORNANE issued			300
Number of warrants attached to bonds | shares		694,444
Proceeds from issuance of ORNANE		€ 1,500
Portion of price received		50.00%